Disclosure of detailed information about Operating income (loss) of THC and loss from remeasurement of assets and liabilities classified as held for sale (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Oct. 16, 2018	Aug. 31, 2019	Aug. 31, 2018
Revenue
Sales		$ 80,413	$ 12,429
Cost of sales		37,788	5,525
Expenses
General and administrative		18,593	5,552
Sales and marketing		14,625	5,437
Total expenses		42,982	15,217
Investment income (expense)		662	1,455
Income (loss) from operations		(5,875)	27,777
Loss from discontinued operations		$ (38)	(1,611)
Trauma Healing Centers [Member]
Revenue
Sales	$ 138		1,154
Cost of sales	54		537
Gross margin from discontinued operations	84		617
Expenses
General and administrative	75		941
Sales and marketing			60
Impairment of goodwill			1,228
Total expenses	75		2,229
Investment income (expense)			1
Income (loss) from operations	9		(1,611)
Loss on remeasurement to fair value less costs to sell	(47)
Loss from discontinued operations	$ (38)		$ (1,611)